CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical)	8 Months Ended
Aug. 31, 2014 $ / shares
Statement of Stockholders' Equity [Abstract]
Issuance of warrants	$ 1
Issuance of Shares	$ 1